Debt - Equity and Liability Components of the Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 17, 2021	Feb. 10, 2020	Apr. 15, 2019
Debt Instrument [Line Items]
Principal amount of notes outstanding	$ 385,000
Unamortized debt issuance cost	(7,353)
Total notes payable	377,647
Convertible Debt
Debt Instrument [Line Items]
Principal amount of notes outstanding		$ 398,750
Unamortized debt issuance cost		(9,558)
Total notes payable		389,192	$ 385,000
Convertible Debt | 2024 Notes
Debt Instrument [Line Items]
Principal amount of notes outstanding		13,750
Unamortized debt issuance cost		(257)				$ (4,900)
Total notes payable		13,493				$ 62,400
Convertible Debt | 2026 Notes
Debt Instrument [Line Items]
Principal amount of notes outstanding	120,000	120,000
Unamortized debt issuance cost	(1,811)	(2,511)			$ (4,200)
Total notes payable	118,189	117,489			$ 93,800
Convertible Debt | 2027 Notes
Debt Instrument [Line Items]
Principal amount of notes outstanding	265,000	265,000
Unamortized debt issuance cost	(5,542)	(6,790)
Total notes payable	$ 259,458	$ 258,210		$ 199,200